Leases - Maturities Prior to Adoption (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 49,350
2020	42,156
2021	36,445
2022	32,174
2023	28,499
Thereafter	$ 201,078